INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of inventories [Abstract]
Disclosure of inventory by type

	US Dollars
Figures in millions	2025	2024	2023

Non-current
Raw materials - ore stockpiles	175	158	2

Current
Raw materials
- ore stockpiles	340	289	238
- heap-leach inventory	16	17	14
Work in progress
- metals in process	73	66	51
- gold concentrate in process	—	—	1
Finished goods
- gold doré/bullion	58	77	64
- by-products	1	2	—
- gold concentrate	2	—	5
Total metal inventories	490	451	373
Mine operating supplies	586	604	456
	1,076	1,055	829
Total inventories(1)	1,251	1,213	831
(1)The amount of the write down of ore stockpiles, heap-leach inventory, work in process, finished goods and mine operating supplies to net realisable value, and recognised as an expense is $10m (2024: $14m; 2023: $6m).